Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue
Net Revenue	$ 639,912	$ 348,528	$ 2,085,278
Referral fees [Member]
Revenue
Disaggregation of revenue	13,505	76,338	1,760,760
Advisory service fees [Member]
Revenue
Disaggregation of revenue	600,437	221,119	274,904
Management fees [Member]
Revenue
Disaggregation of revenue	25,970	51,071	49,614
Services transferred at a point in time [Member]
Revenue
Disaggregation of revenue	13,505	76,338	1,760,760
Services transferred over time [Member]
Revenue
Disaggregation of revenue	$ 626,407	$ 272,190	$ 324,518